CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current Assets
Cash and cash equivalents	$ 141,715	$ 143,964	$ 29,265
Accounts receivable, net	4,480	5,321	475
Other current assets	4,775	6,165	1,821
Total Current Assets	150,970	155,450	31,561
Fixed assets, net	11,210	10,718	10,297
Goodwill	5,717	5,717	5,717
Intangible assets, net	4,203	4,428	8,534
Other assets	4,641	832	1,165
Total Assets	176,741	177,145	57,274
Current Liabilities
Accounts payable	6,092	3,590	4,446
Deferred revenue	30,809	30,005	17,270
Due to legacy Nerdy holders	0	841	0
Current portion of long-term debt		0	6,535
Other current liabilities	9,928	7,473	6,090
Total Current Liabilities	46,829	41,909	34,341
Other liabilities	52,875	39,431	1,554
Long-term debt		0	41,044
Total Liabilities	99,704	81,340	76,939
Commitments and Contingencies (See Note 17)
Redeemable Preferred Units			378,796
Stockholders' Equity (Deficit)
Common units, $0.000001 par value—54,761 units authorized, issued and outstanding as of December 31, 2020			86
Additional paid-in capital	497,270	490,220	6,833
Accumulated deficit	(456,553)	(439,708)	(412,383)
Accumulated other comprehensive income	97	136	296
Total Stockholders' Equity (Deficit) Excluding Noncontrolling Interests	40,829	50,663	(398,461)
Noncontrolling interests	36,208	45,142	0
Total Stockholders' Equity	77,037	95,805	(398,461)
Total Liabilities, Redeemable Preferred Units and Stockholders' Equity (Deficit)	176,741	177,145	57,274
Class A Common Stock
Stockholders' Equity (Deficit)
Common stock	8	8
Class B Common Stock
Stockholders' Equity (Deficit)
Common stock	$ 7	$ 7
Class B Redeemable Preferred Units
Current Liabilities
Redeemable Preferred Units			259,638
Class C Redeemable Preferred Units
Current Liabilities
Redeemable Preferred Units			119,158
Class A Preferred Units
Stockholders' Equity (Deficit)
Preferred units			3,309
Class A-1 Preferred Units
Stockholders' Equity (Deficit)
Preferred units			$ 3,398